ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS CLASSIFIED AS HELD FOR SALE	ASSETS CLASSIFIED AS HELD FOR SALE

As of December 31,
2024
US$’000
Non-current assets held for sale
Property, Plant and Equipment	333
Investment property	69
Right of use assets	357
Exchange differences	(12)
747
In April 2024, the Board of Directors resolved to sell the Shanghai plant and the associated land use rights. The contract was signed in December 2024, and the transaction is expected to be completed by the end of December 2025.
As of December 31, 2023 : None.